Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Maintenance fees paid	$ 3,510	$ 2,775
Minimum
Defined Benefit Plan Disclosure [Line Items]
Percentage of contribution under the benefit plan	1.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage of contribution under the benefit plan	15.00%